Note 2 - Summary of Significant Accounting Policies (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2015 shares	Sep. 30, 2014 shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Sales Revenue, Goods, Net [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk, Percentage			34.00%	28.00%
Sales Revenue, Goods, Net [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk, Percentage			26.00%	22.00%
Sales Revenue, Goods, Net [Member]
Number Of Major Customers			2
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk, Percentage			34.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk, Percentage			24.00%	11.00%
Accounts Receivable [Member]
Number Of Major Customers				2
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life			3 years
Office Equipment [Member]
Property, Plant and Equipment, Useful Life			3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life			3 years
Software Development [Member]
Property, Plant and Equipment, Useful Life			2 years
Patents [Member]
Finite-Lived Intangible Asset, Useful Life			11 years 146 days
Notes Payable, Related Parties			$ 5,372,743	$ 5,372,743
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense			$ 0	0
Accounts Receivable Length Of Collection Period			60 days
Finite-Lived Intangible Asset, Useful Life			11 years 146 days
Related Party Transaction, Rate			6.00%
Notes Payable, Fair Value Disclosure			$ 5,221,985	$ 4,653,780
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	46,236,757	70,170,368	60,100,368	18,991,971
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years